Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities

	December 31, 2012	December 31, 2011
Trade payables	$2,169,700	$2,945,096
Machinery and equipment payables	3,788,004	4,094,238
Payable on acquisition of Changping assets	—	5,030,513
Accrued expenses	7,514,221	4,119,443
Value added tax payable	167,230	911,286
Other tax payable	616,518	536,735
Withholding personal income tax	1,240,037	1,201,628
Bonus and benefit payables	6,776,383	5,759,425
Other payables	2,505,715	4,924,131
Total	$24,777,808	$29,522,495